Accumulated Other Comprehensive Loss	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC [Member]
Accumulated Other Comprehensive Loss

8.ACCUMULATED OTHER COMPREHENSIVE LOSS

The changes in each component of accumulated other comprehensive loss consisted of the following:

				Accumulated
		Foreign currency		other
	Change in	translation	Cash flow hedge	comprehensive
	retirement plans	adjustments	adjustments	loss
Balance — January 2, 2016	$(7,607)	$(19,915)	$(944)	$(28,466)
Foreign currency translation adjustment	—	5,277	—	5,277
Loss on cash flow hedges	—	—	(3,292)	(3,292)
Balance — July 2, 2016	$(7,607)	$(14,638)	$(4,236)	$(26,481)

Balance — December 27, 2014	$(9,730)	$(5,816)	$—	$(15,546)
Foreign currency translation adjustment	—	(5,235)	—	(5,235)
Balance — June 27, 2015	$(9,730)	$(11,051)	$—	$(20,781)

(9) Accumulated Other Comprehensive Loss

The changes in each component of accumulated other comprehensive loss consisted of the following:

	Change in retirement plans	Foreign currency translation adjustments	Cash flow hedge adjustments	Accumulated other comprehensive loss

Balance — December 29, 2012	$(9,130)	$—	$—	$(9,130)

Postretirement liability adjustment	3,085	—		3,085

Balance — December 28, 2013	$(6,045)	$—	$—	$(6,045)

Postretirement curtailment adjustment	(942)	—	—	(942)
Postretirement liability adjustment	(2,743)	—	—	(2,743)
Foreign currency translation adjustment	—	(5,816)	—	(5,816)

Balance — December 27, 2014	$(9,730)	$(5,816)	$—	$(15,546)

Postretirement liability adjustment	2,123	—	—	2,123
Foreign currency translation adjustment	—	(14,099)	—	(14,099)
Loss on cash flow hedges	—	—	(944)	(944)

Balance — January 2, 2016	$(7,607)	$(19,915)	$(944)	$(28,466)